May 30, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:  Keith O'Connell,
       Document Control - EDGAR

Re:    AXP Selected Series, Inc.
           AXP Precious Metals Fund
       File No. 2-93745/811-4132

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund do not differ from that contained in the Registrant's Post-Effective Amendment No. 39 (Amendment). This Amendment was filed electronically on May 29, 2003.

If you have any questions or concerns regarding this filing, please contact Anna Butskaya at 612-671-4993 or me at 612-671-7981.

Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel